OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Schedule of other current assets
Other current assets consists of the following:

(in thousands of $)	2022	2021
Investment in listed equity securities (1)	224,788	450,225
MTM asset on TTF linked commodity swap derivatives (note 27)	73,583	1,753
Receivable from TTF linked commodity swap derivatives	4,638	—
Interest receivable from money market deposits	3,617	—
Prepaid expenses	2,760	2,692
Receivable from IRS derivatives	1,923	—
TTF linked commodity swap collateral (2)	—	6,940
Gas derivative instrument (note 27)	—	79,578
Other receivables (3)	3,233	2,559
Other current assets	314,542	543,747
(1) “Investment in listed equity securities” as of December 31, 2022 and 2021 comprised of our 5.3 million and 18.6 million NFE Shares, and associated dividend receivable of $nil and $0.6 million, respectively. Dividend receivable is presented in the consolidated statement of operations line-item “Other non-operating income/(losses)”.
(2) “TTF linked commodity swap collateral” relates to the cash amount required by the swap counterparty, held at measurement date, which is reactive to the daily fluctuations of the market value of the financial instrument.

(3) Included in “Other receivables” as of December 31, 2022 is $1.8 million reimbursable from Snam in relation to the Development Agreement.